[logo] M F S(R)
INVESTMENT MANAGEMENT

                     MFS(R) MID CAP
                     VALUE FUND

                     ANNUAL REPORT o SEPTEMBER 30, 2002

                               [Graphic Omitted]

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        YOU CAN RECEIVE THIS REPORT VIA E-MAIL. See page 38 for details.
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TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  3
Performance Summary .......................................................  7
Portfolio of Investments .................................................. 12
Financial Statements .....................................................  18
Notes to Financial Statements ............................................  28
Independent Auditors' Report .............................................. 36
Trustees and Officers ..................................................... 39

MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC,
    MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
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NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT                      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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
LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,
It is over a year since the attacks of September 11 dealt a sharp blow to the American people and to an already-weak U.S. economy. When the markets seemed to be recovering as a new year began, a series of corporate scandals hammered at the economy and at investor confidence. As I write this in early fall, investors are concerned about a potential war with Iraq and about labor issues on West Coast docks, which handle nearly half of all U.S. import/export shipping. In the midst of all this, the American consumer has managed almost single-handedly to keep the U.S. economy from falling back into recession.

A RELAY RACE
In mid-October, we could describe the state of the U.S. economy as a relay race against time involving two runners: the consumer, whose spending has fueled the beginning of a recovery, and corporate spending, which has yet to contribute much to the recovery. The hope is that corporate spending kicks in so that the consumer can pass the baton before running out of steam. At this point, we see little visibility, or ability to predict the near-term direction of consumer spending or corporate spending and profits. The result is that the economy seems to us to be in a holding pattern as we wait for clear signs that things are improving.

REASONS FOR OPTIMISM
Optimists would point out that wages have been rising over the past year, according to the U.S. Labor Department. This, in combination with historically low interest rates and inflation, may enable the consumer to keep spending. In the corporate arena, our research indicates that business spending overall has at least stopped falling and that corporate earnings and spending could trend upward next year.

Pessimists, however, would counter that visibility of corporate profits remains very murky, that corporations could resort to further layoffs if profits languish, and that the situation with Iraq adds to market uncertainty. The fact is that the near-term direction of the market or the economy is uncertain. But history has shown that both are cyclical -- downturns have always been followed by upturns.

STAYING THE COURSE
With the economy in a holding pattern and markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See crises as opportunities. That's how we'd describe our approach to this volatile environment -- which we think plays to our strength as research-based, bottom-up, long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    October 15, 2002

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

[Photo of Constantinos G. Mokas]
     Constantinos G. Mokas

For the 12 months ended September 30, 2002, Class A shares of the fund provided a total return of -2.03%, Class 529A -2.14%, Class B -2.38%, Class 529B -2.27%, Class C -2.38%, Class 529C -2.27%, and Class I -1.56%. These
returns assume the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges and compare favorably to a -5.46% return over the same period for the fund's benchmark, the Russell Midcap Value Index (the Russell Index). The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios. The stocks are also members of the Russell 1000 Value Index. During the same period, the average mid-cap value fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -6.34%.

Q.  HOW WOULD YOU CHARACTERIZE THE PAST 12 MONTHS IN THE MARKET?

A. It's been a difficult year for investors. The aftermath of September 11 had a negative influence on the market early in the period. Then hopes for an economic recovery early in 2002 proved to be premature. Corporate accounting scandals, earnings disappointments, and fears over war with Iraq continued to act as a drag on performance as the year progressed. In March, April and May, the fund held up well as large cap stocks started to sell off. Then mid caps fell with the rest of the market from May through September, but not as far.

Q.  WHAT HELPED PERFORMANCE DURING THIS PERIOD?

A. In 2001 and 2002, mid-cap value stocks were a better place to be than large-cap stocks. Usually, a mid-sized company tends to have a more focused business; their customers tend to be local rather than global. While large-cap stocks were rocked by a depressed global economy and accounting issues, mid-cap companies were more affected by local/regional market and economic conditions. Also, mid-sized companies tend to have a less complicated balance sheet so that accounting issues, if any, are easier to detect.

    In addition, value stocks, because their prices are already low relative to the worth of the underlying company, have tended historically to be less volatile than growth stocks. For the past 12 months, this tendency generally held true and contributed to fund performance.

    Our fund holdings in financial stocks, leisure, and a lack of exposure to utilities were big pluses for the fund. Financial stocks and interest-rate-sensitive stocks held up well throughout the period. We avoided the big money center banks, choosing instead more localized banks that loan money to new homeowners, real estate developers, and small businesses. Newspapers were good recent additions to the portfolio. When advertising revenues started to pick up, their returns rose as well.

    Rapid expansion brought on by deregulation of utilities created too much capacity at a time when energy demands were low. The cost to build new plants has outweighed the returns generated from these plants thus far.

Q.  ASIDE FROM GENERAL MARKET CONDITIONS, WHAT DETRACTED FROM
    INVESTMENT RETURNS?

A. Technology. Even though the fund was underweighted in the sector, the stocks we did own still hurt us. For example, Amdocs Ltd., a customer relations firm that runs telephone call centers, is closely tied to the telecommunications industry. WorldCom and Qwest were two of its biggest clients; both accounts were cut back when accounting scandals hit those firms. Fairchild Semiconductor performed poorly because the demand for semiconductor chips declined as many firms cut back their capital expenditures.

    Even though the fund was overweighted in financials, we were significantly underweighted in real estate investment trusts (REITs). Like housing, commercial real estate was hot, but we missed it, and that hurt performance.

Q.  WHAT OPPORTUNITIES DO YOU SEE GOING FORWARD?

A. We are leaning away from banks. Historically, at the end of recession, earnings for bank stocks pick up. However, we believe current prices already anticipate that rise so that future appreciation may be limited. In healthcare, we're looking at well-run rural hospitals with loyal, high-quality staffs. Bottling companies are another attractive area -- people buy bottled beverages regardless of the economic climate. Retail stocks may be interesting if we see further interest rate cuts that may spur consumer spending.

Q.  WHAT IS YOUR OUTLOOK?

A. In an uncertain economy and a market that continues to be volatile, we like companies with sustainable income streams that can potentially see them through near term rough spots. When the economy does recover, we would expect to see earnings increase for these companies as well.

    Respectfully

/s/ Constantinos G. Mokas

    Constantinos G. Mokas
    Portfolio Manager

Note to Shareholders: Prior to November 1, 2001, MFS(R) Mid Cap Value Fund was available only to MFS employees and had limited assets.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. His views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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   PORTFOLIO MANAGER'S PROFILE
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   CONSTANTINOS "DENO" MOKAS IS SENIOR VICE PRESIDENT OF MFS INVESTMENT
   MANAGEMENT(R) (MFS(R)) AND A PORTFOLIO MANAGER OF THE TOTAL RETURN, OR BALANCED, PORTFOLIOS OF OUR MUTUAL FUND AND VARIABLE ANNUITIES AND THE MID-CAP VALUE PORTFOLIOS OF OUR MUTUAL FUNDS.

   HE JOINED MFS IN 1990 AS A RESEARCH ANALYST COVERING THE MONEY CENTER AND REGIONAL BANK, REAL ESTATE INVESTMENT TRUST, AND METALS INDUSTRIES. HE WAS NAMED ASSISTANT VICE PRESIDENT IN 1994, VICE PRESIDENT IN 1996, PORTFOLIO MANAGER IN 1998, AND SENIOR VICE PRESIDENT IN 2001. DENO IS A GRADUATE OF DARTMOUTH COLLEGE AND THE AMOS TUCK SCHOOL OF BUSINESS ADMINISTRATION OF DARTMOUTH COLLEGE.

   ALL EQUITY PORTFOLIO MANAGERS BEGAN THEIR CAREERS AT MFS AS RESEARCH ANALYSTS. OUR PORTFOLIO MANAGERS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, COMPANY-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.
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This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including charges and expenses, for any MFS product is available from your investment professional or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

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   FUND FACTS
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  OBJECTIVE:                   SEEKS CAPITAL APPRECIATION.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:       AUGUST 31, 2001

  CLASS INCEPTION:             CLASS A       AUGUST 31, 2001
                               CLASS 529A    JULY 31, 2002
                               CLASS B       NOVEMBER 1, 2001
                               CLASS 529B    JULY 31, 2002
                               CLASS C       NOVEMBER 1, 2001
                               CLASS 529C    JULY 31, 2002
                               CLASS I       NOVEMBER 1, 2001

  SIZE:                        $86.4 MILLION NET ASSETS AS OF SEPTEMBER 30, 2002
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PERFORMANCE SUMMARY

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2002. Index information is from September 1, 2001.)

                             MFS Mid Cap Value        Russell MidCap
                              Fund - Class A           Value Index
              "8/01"            $9,425                   $10,000
              "9/01"             8,237                     9,046
              "9/02"             8,070                     8,552

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

CLASS A
                                                                        1 Year            Life*
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
Cumulative Total Return Excluding Sales Charge                          -2.03%          -14.37%
-----------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                      -2.03%          -13.36%
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Average Annual Total Return Including Sales Charge                      -7.66%          -17.97%
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
CLASS 529A
                                                                        1 Year            Life*
-----------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                          -2.14%          -14.47%
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Average Annual Total Return Excluding Sales Charge                      -2.14%          -13.45%
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Average Annual Total Return Including Sales Charge                      -7.77%          -18.06%
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
CLASS B
                                                                        1 Year            Life*
-----------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                          -2.38%          -14.68%
-----------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                      -2.38%          -13.65%
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Average Annual Total Return Including Sales Charge                      -6.29%          -16.84%
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
CLASS 529B
                                                                        1 Year            Life*
-----------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                          -2.27%          -14.59%
-----------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                      -2.27%          -13.56%
-----------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge                      -6.17%          -16.75%
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
CLASS C
                                                                        1 Year            Life*
-----------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                          -2.38%          -14.68%
-----------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                      -2.38%          -13.65%
-----------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge                      -3.36%          -13.65%
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
CLASS 529C
                                                                        1 Year            Life*
-----------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                          -2.27%          -14.59%
-----------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                      -2.27%          -13.56%
-----------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge                      -3.25%          -13.56%
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
CLASS I
                                                                        1 Year            Life*
-----------------------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)                               -1.56%          -13.96%
-----------------------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)                           -1.56%          -12.97%
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
COMPARATIVE INDICES(+)
                                                                        1 Year            Life*
-----------------------------------------------------------------------------------------------
Average mid cap value fund+                                             -6.34%          -15.63%
-----------------------------------------------------------------------------------------------
Russell MidCap Value Index#                                             -5.46%          -13.44%
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  * For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2002. Index information is from September 1, 2001.
(+) Average annual rates of return.
  + Source: Lipper Inc.
  # Source: Standard & Poor's Micropal, Inc.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A Share Performance Including Sales Charge takes into account the deduction of the maximum 5.75% sales charge. Class B and 529B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C and 529C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain institutional investors. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs.

Performance for share classes initially offered after the fund's original share class (Class A) includes the performance of the fund's Class A shares for periods prior to the offering of these share classes. This blended class performance has been adjusted to take into account differences in the sales load applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses. Because B, C, 529A, 529B, and 529C have higher expenses than those of A, performance shown for these share classes is higher than it would have been had they been offered for the entire period. Because I shares have lower expenses than those of A, performance shown for I is lower than it would have been had this share been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains. There may be additional fees with 529 savings plans. Please see a Participant Agreement for further information.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.

Investing in mid-size companies is riskier than investing in more-established companies.

These risks may increase share price volatility. See the prospectus for details.

PORTFOLIO CONCENTRATION AS OF SEPTEMBER 30, 2002

FIVE LARGEST STOCK SECTORS

              FINANCIAL SERVICES                  23.9%
              LEISURE                             12.9%
              UTILITIES & COMMUNICATIONS          10.0%
              ENERGY                               9.1%
              BASIC MATERIALS                      8.6%

TOP 10 STOCK HOLDINGS

TELEPHONE & DATA SYSTEMS, INC.  1.4%            LYONDELL CHEMICAL CO.  1.3%
Rural and local telephone company               Global producer of refined gas and oil products

SOUTHTRUST CORP.  1.4%                          BAKER HUGHES, INC.  1.2%
Regional bank holding company                   Oilfield services company that finds, develops,
                                                produces and manages petroleum reservoirs
AMERICAN AXLE & MANUFACTURING HOLDINGS,
INC.  1.3%                                      DEVON ENERGY CORP.  1.2%
Automotive parts manufacturing                  Oil and gas exploration, development, and
                                                production
SMURFIT-STONE CONTAINER CORP.  1.3%
Paper container and packaging manufacturer      SPX CORP.  1.2%
                                                Global provider of industrial products and
ARTHUR J. GALLAGHER & CO.  1.3%                 services
Insurance brokerage, risk management, and
related services                                EDO CORP  1.2%
                                                Engineered products for defense, space, and
                                                communications

The fund is actively managed, and current holdings may be different.

PORTFOLIO OF INVESTMENTS -- September 30, 2002

Stocks - 95.6%
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ISSUER                                                                            SHARES               VALUE
--------------------------------------------------------------------------------------------------------------
U.S. Stocks - 90.7%
  Advertising & Broadcasting - 0.9%
    Lamar Advertising Co.*                                                        25,000           $   758,750
--------------------------------------------------------------------------------------------------------------
  Aerospace & Defense - 1.6%
    Armor Holdings, Inc.*                                                         24,300           $   364,257
    EDO Corp.                                                                     45,000             1,008,450
                                                                                                   -----------
                                                                                                   $ 1,372,707
--------------------------------------------------------------------------------------------------------------
  Automotive - 3.0%
    American Axle & Manufacturing Holdings, Inc.*                                 46,000           $ 1,149,080
    Delphi Automotive Systems Corp.                                               58,700               501,885
    Lear Corp.*                                                                   23,000               957,950
                                                                                                   -----------
                                                                                                   $ 2,608,915
--------------------------------------------------------------------------------------------------------------
  Banks & Credit Cos. - 10.2%
    Astoria Financial Corp.                                                       25,000           $   610,000
    Banknorth Group, Inc.                                                         25,000               593,750
    Comerica, Inc.                                                                15,000               723,300
    Compass Bancshares, Inc.                                                      25,000               737,250
    First Tennessee National Corp.                                                26,000               901,420
    GreenPoint Financial Corp.                                                    14,000               584,360
    National Commerce Financial Corp.                                             37,000               926,850
    New York Community Bancorp, Inc.                                              24,000               676,080
    Regions Financial Corp.                                                       10,000               326,700
    Republic Bancshares, Inc.*                                                    20,000               388,800
    Roslyn Bancorp, Inc.                                                          30,000               522,300
    SouthTrust Corp.                                                              48,000             1,164,000
    Zions Bancorporation                                                          15,000               652,950
                                                                                                   -----------
                                                                                                   $ 8,807,760
--------------------------------------------------------------------------------------------------------------
  Building - 1.0%
    Lennar Corp.                                                                  16,000           $   892,480
--------------------------------------------------------------------------------------------------------------
  Business Services - 4.2%
    ARAMARK Corp.*                                                                30,000           $   630,000
    Deluxe Corp.                                                                  12,000               540,720
    Iron Mountain, Inc.*                                                          13,000               324,870
    Lexmark International, Inc.*                                                  18,000               846,000
    Manpower, Inc.                                                                12,000               352,080
    Sabre Holdings Corp.*                                                         16,000               309,600
    USA Interactive*                                                              32,000               620,160
                                                                                                   -----------
                                                                                                   $ 3,623,430
--------------------------------------------------------------------------------------------------------------
  Chemicals - 4.1%
    Air Products & Chemicals, Inc.                                                17,000           $   714,170
    Lyondell Chemical Co.                                                         90,000             1,074,600
    PPG Industries, Inc.                                                          18,000               804,600
    Praxair, Inc.                                                                 18,000               919,980
                                                                                                   -----------
                                                                                                   $ 3,513,350
--------------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 1.1%
    Apple Computer, Inc.*                                                         66,300           $   961,350
--------------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 1.9%
    BMC Software, Inc.*                                                           50,000           $   653,500
    Citrix Systems, Inc.*                                                         50,000               301,500
    Jack Henry & Associates, Inc.                                                 52,000               646,360
                                                                                                   -----------
                                                                                                   $ 1,601,360
--------------------------------------------------------------------------------------------------------------
  Containers - 2.3%
    Owens-Illinois, Inc.*                                                         77,000           $   871,640
    Smurfit-Stone Container Corp.*                                                90,000             1,131,300
                                                                                                   -----------
                                                                                                   $ 2,002,940
--------------------------------------------------------------------------------------------------------------
  Electronics - 2.6%
    Fairchild Semiconductor Co.*                                                  42,000           $   397,740
    General Motors Corp. "H"*                                                     10,000                91,500
    LSI Logic Corp.*                                                              80,000               508,000
    LTX Corp.*                                                                    45,000               205,200
    Rockwell International Corp.                                                  27,000               439,290
    Tektronix, Inc.*                                                              35,000               575,050
                                                                                                   -----------
                                                                                                   $ 2,216,780
--------------------------------------------------------------------------------------------------------------
  Energy - 0.4%
    TXU Corp.                                                                      8,000           $   333,680
--------------------------------------------------------------------------------------------------------------
  Entertainment - 0.6%
    Cablevision Systems New York Group*                                           41,682           $   377,639
    Metro Goldwyn Mayer, Inc.*                                                    10,000               119,500
                                                                                                   -----------
                                                                                                   $   497,139
--------------------------------------------------------------------------------------------------------------
  Financial Institutions - 3.6%
    AmSouth Bancorp                                                               15,000           $   311,100
    Charter One Financial, Inc.                                                   30,000               891,600
    Federal Agricultural Mortgage Corp.*                                          20,000               590,200
    KeyCorp                                                                       13,000               324,610
    MGIC Investment Corp.                                                          9,000               367,470
    TCF Financial Corp.                                                           15,000               634,950
                                                                                                   -----------
                                                                                                   $ 3,119,930
--------------------------------------------------------------------------------------------------------------
  Food & Beverage Products - 2.2%
    Archer-Daniels-Midland Co.                                                    67,000           $   838,170
    Interstate Bakeries Corp.                                                     15,000               398,550
    McCormick & Co., Inc.                                                         29,000               661,200
                                                                                                   -----------
                                                                                                   $ 1,897,920
--------------------------------------------------------------------------------------------------------------
  Forest & Paper Products - 0.8%
    Bowater, Inc.                                                                 20,000           $   706,000
--------------------------------------------------------------------------------------------------------------
  Insurance - 6.0%
    Aon Corp.                                                                     27,000           $   553,230
    Arthur J. Gallagher & Co.                                                     45,000             1,109,250
    Chubb Corp.                                                                    9,500               520,885
    Loews Corp.                                                                   23,000               432,630
    Safeco Corp.                                                                  27,000               858,060
    St. Paul Cos., Inc.*                                                          27,000               775,440
    UnumProvident Corp.                                                           47,000               956,450
                                                                                                   -----------
                                                                                                   $ 5,205,945
--------------------------------------------------------------------------------------------------------------
  Media - 1.3%
    E.W. Scripps Co.                                                               7,000           $   485,100
    Meredith Corp.                                                                14,000               602,700
                                                                                                   -----------
                                                                                                   $ 1,087,800
--------------------------------------------------------------------------------------------------------------
  Medical & Health Products - 0.5%
    DENTSPLY International, Inc.                                                  10,000           $   401,700
--------------------------------------------------------------------------------------------------------------
  Medical & Health Technology Services - 5.6%
    Genzyme Corp.*                                                                10,000           $   206,100
    HealthSouth Corp.*                                                            80,000               332,000
    Laboratory Corporation of America Holdings*                                   27,000               912,060
    LifePoint Hospitals, Inc.*                                                    23,000               717,324
    Lincare Holdings, Inc.*                                                       12,000               372,480
    Pharmaceutical Product Development, Inc.*                                     45,000               870,300
    Province Healthcare Co.*                                                      20,000               343,000
    Quintiles Transnational Corp.*                                                70,000               665,700
    Universal Health Services, Inc.*                                               9,000               460,350
                                                                                                   -----------
                                                                                                   $ 4,879,314
--------------------------------------------------------------------------------------------------------------
  Natural Gas - Pipeline - 0.3%
    Equitable Resources, Inc.                                                      8,000           $   276,400
--------------------------------------------------------------------------------------------------------------
  Oil Services - 5.3%
    Baker Hughes, Inc.                                                            36,000           $ 1,045,080
    Burlington Resources, Inc.                                                    22,000               843,920
    GlobalSantaFe Corp.                                                           42,000               938,700
    Noble Drilling Corp.*                                                         25,000               775,000
    Transocean Sedco Forex, Inc.                                                  19,000               395,200
    Unocal Corp.                                                                  20,000               627,800
                                                                                                   -----------
                                                                                                   $ 4,625,700
--------------------------------------------------------------------------------------------------------------
  Oils - 3.7%
    Apache Corp.                                                                  15,000           $   891,750
    Devon Energy Corp.                                                            21,000             1,013,250
    Newfield Exploration Co.*                                                     22,000               738,980
    Occidental Petroleum Corp.                                                    20,000               567,600
                                                                                                   -----------
                                                                                                   $ 3,211,580
--------------------------------------------------------------------------------------------------------------
  Photographic Products - 0.5%
    Eastman Kodak Co.                                                             15,000           $   408,600
--------------------------------------------------------------------------------------------------------------
  Printing & Publishing - 2.8%
    Dow Jones & Co., Inc.                                                         11,000           $   422,510
    McClatchy Co.                                                                  5,000               304,750
    McGraw-Hill Cos., Inc.                                                        10,000               612,200
    New York Times Co.                                                             5,000               227,250
    Playboy Enterprises, Inc. "B"*                                                55,000               525,800
    Tribune Co.                                                                    8,000               334,480
                                                                                                   -----------
                                                                                                   $ 2,426,990
--------------------------------------------------------------------------------------------------------------
  Railroads - 1.3%
    Genesee & Wyoming, Inc.*                                                      27,000           $   600,750
    Kansas City Southern Industries, Inc.*                                        40,000               496,000
                                                                                                   -----------
                                                                                                   $ 1,096,750
--------------------------------------------------------------------------------------------------------------
  Real Estate Investment Trusts - 1.6%
    Duke Realty Investments, Inc.                                                 14,000           $   344,680
    iStar Financial, Inc.                                                         17,000               474,640
    Starwood Hotels & Resorts Co.                                                 27,000               602,100
                                                                                                   -----------
                                                                                                   $ 1,421,420
--------------------------------------------------------------------------------------------------------------
  Restaurants & Lodging - 2.6%
    Hilton Hotels Corp.                                                           15,800           $   179,804
    Jack in the Box, Inc.*                                                        25,000               570,000
    MGM Mirage, Inc.*                                                             10,000               373,000
    Outback Steakhouse, Inc.*                                                     20,000               549,600
    Prime Hospitality Corp.*                                                      72,000               590,400
                                                                                                   -----------
                                                                                                   $ 2,262,804
--------------------------------------------------------------------------------------------------------------
  Retail - 4.7%
    AnnTaylor Stores Corp.*                                                       30,000           $   690,900
    Best Buy Co., Inc.*                                                           20,000               446,200
    Dollar Tree Stores, Inc.*                                                     10,000               220,400
    Family Dollar Stores, Inc.                                                    14,000               376,320
    Federated Department Stores, Inc.*                                            17,000               500,480
    Gap, Inc.                                                                     30,000               325,500
    May Department Stores Co.                                                     28,000               637,560
    Talbots, Inc.                                                                 30,000               840,000
                                                                                                   -----------
                                                                                                   $ 4,037,360
--------------------------------------------------------------------------------------------------------------
  Special Products & Services - 3.5%
    Johnson Controls, Inc.                                                        11,000           $   845,020
    Leggett & Platt, Inc.                                                         44,000               870,760
    Pall Corp.                                                                    21,000               331,590
    SPX Corp.*                                                                    10,000             1,009,000
                                                                                                   -----------
                                                                                                   $ 3,056,370
--------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireless - 0.5%
    AT&T Wireless Services, Inc.*                                                100,000           $   412,000
--------------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 2.6%
    Advanced Fibre Communications, Inc.*                                          48,700           $   646,249
    EchoStar Communications Corp.*                                                23,300               403,090
    Telephone & Data Systems, Inc.                                                24,400             1,230,980
                                                                                                   -----------
                                                                                                   $ 2,280,319
--------------------------------------------------------------------------------------------------------------
  Tobacco - 0.9%
    R.J. Reynolds Tobacco Holdings, Inc.                                          19,000           $   766,080
--------------------------------------------------------------------------------------------------------------
  Transportation - Services - 1.8%
    Heartland Express, Inc.                                                       33,000           $   618,420
    J.B. Hunt Transport Services, Inc.*                                           40,000               942,000
                                                                                                   -----------
                                                                                                   $ 1,560,420
--------------------------------------------------------------------------------------------------------------
  Utilities - Electric - 4.4%
    Allegheny Energy, Inc.                                                        17,000           $   222,700
    Calpine Corp.*                                                               169,300               418,171
    DQE, Inc.                                                                     45,000               675,000
    DTE Energy Co.                                                                 5,000               203,500
    Entergy Corp.                                                                  6,000               249,600
    FirstEnergy Corp.                                                             18,200               543,998
    NiSource, Inc.                                                                20,000               344,600
    PPL Corp.                                                                     25,000               813,500
    Public Service Enterprise Group                                               10,000               305,000
                                                                                                   -----------
                                                                                                   $ 3,776,069
--------------------------------------------------------------------------------------------------------------
  Utilities - Gas - 0.3%
    KeySpan Corp.                                                                  9,000           $   301,500
--------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                  $78,409,612
--------------------------------------------------------------------------------------------------------------
Foreign Stocks - 4.9%
  Bermuda - 1.7%
    Ace Ltd. (Insurance)                                                          27,000           $   799,470
    XL Capital Ltd. (Insurance)                                                    9,000               661,500
                                                                                                   -----------
                                                                                                   $ 1,460,970
--------------------------------------------------------------------------------------------------------------
  Canada - 2.4%
    Abitibi-Consolidated, Inc. (Forest and Paper Products)                        65,000           $   440,050
    Alcan, Inc. (Metals and Minerals)                                             28,000               691,040
    Quebecor World, Inc. (Printing and Publishing)                                30,000               706,200
    Zarlink Semiconductor, Inc. (Electronics)*                                    90,000               194,400
                                                                                                   -----------
                                                                                                   $ 2,031,690
--------------------------------------------------------------------------------------------------------------
  Guernsey - 0.2%
    Amdocs Ltd. (Telecommunications - Wireline)*                                  30,000           $   192,000
--------------------------------------------------------------------------------------------------------------
  United Kingdom - 0.6%
    Willis Group Holdings Ltd. (Insurance)*                                       15,000           $   502,350
--------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                               $ 4,187,010
--------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $98,466,406)                                                        $82,596,622
--------------------------------------------------------------------------------------------------------------

Convertible Preferred Stock - 3.8%
--------------------------------------------------------------------------------------------------------------
    DTE Energy Co. 8.75% (Energy)                                                 13,000           $   335,010
    FPL Group, Inc. 8.00% (Utilities - Electric)                                  10,000               497,100
    Hartford Financial Services Group, Inc. 6.00% (Insurance)*                     9,950               454,715
    Public Service Enterprise Group Inc. 10.25% (Utilities -
      Electric)*                                                                  15,030               720,688
    St. Paul Cos., Inc. 9.00% (Insurance)                                         10,000               577,500
    TXU Corp. 8.125% (Energy)                                                     16,000               696,800
--------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stock (Identified Cost, $3,374,000)                                    $ 3,281,813
--------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.2%
--------------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL AMOUNT
                                                                           (000 OMITTED)
--------------------------------------------------------------------------------------------------------------
    Sheffield Receivables Corp., due 10/01/02, at Amortized Cost                 $ 1,089           $ 1,089,000
--------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $102,929,406)                                                  $86,967,435

Other Assets, Less Liabilities - (0.6)%                                                               (545,712)
--------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                $86,421,723
--------------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
-------------------------------------------------------------------------------
SEPTEMBER 30, 2002
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $102,929,406)            $ 86,967,435
  Cash                                                                  307,340
  Receivable for fund shares sold                                       423,407
  Receivable for investments sold                                     1,450,501
  Dividends receivable                                                  146,637
  Receivable from investment adviser                                    157,931
  Other assets                                                           15,205
                                                                   ------------
      Total assets                                                 $ 89,468,456
                                                                   ------------
Liabilities:
  Payable for fund shares reacquired                               $    290,268
  Payable for investments purchased                                   2,743,962
  Payable to affiliates:
    Management fee                                                        5,348
    Distribution and service fee                                          5,371
    Reimbursement fee                                                     1,784
                                                                   ------------
      Total liabilities                                            $  3,046,733
                                                                   ------------
Net assets                                                         $ 86,421,723
                                                                   ============
Net assets consist of:
  Paid-in capital                                                  $108,078,377
  Unrealized depreciation on investments and translation of
    assets and liabilities in foreign currencies                    (15,962,012)
  Accumulated net realized loss on investments and foreign
    currency transactions                                            (5,694,482)
  Accumulated net investment loss                                          (160)
                                                                   ------------
      Total                                                        $ 86,421,723
                                                                   ============
Shares of beneficial interest outstanding                           10,119,962
                                                                    ==========
Class A shares:
  Net asset value per share
    (net assets of $26,013,068 / 3,039,229 shares of
      beneficial interest outstanding)                                $8.56
                                                                      =====
  Offering price per share (100 / 94.25 of net asset
    value per share)                                                  $9.08
                                                                      =====
Class 529A shares:
  Net asset value per share
    (net assets of $6,947.17 / 812.236 shares of
      beneficial interest outstanding)                                $8.55
                                                                      =====
  Offering price per share (100 / 94.25 of net asset
    value per share)                                                  $9.07
                                                                      =====
Class B shares:
  Net asset value and offering price per share
    (net assets of $44,389,546 / 5,206,629 shares of
      beneficial interest outstanding)                                $8.53
                                                                      =====
Class 529B shares:
  Net asset value and offering price per share
    (net assets of $4,984 / 585 shares of beneficial
      interest outstanding)                                           $8.52
                                                                      =====
Class C shares:
  Net asset value and offering price per share
    (net assets of $11,347,542 / 1,330,502 shares of
      beneficial interest outstanding)                                $8.53
                                                                      =====
Class 529C shares:
  Net asset value and offering price per share
    (net assets of $4,805 / 564 shares of
      beneficial interest outstanding)                                $8.52
                                                                      =====
Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets of $4,654,831 / 541,641 shares of
      beneficial interest outstanding)                                $8.59
                                                                      =====

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class 529A, Class B, Class 529B, Class C and Class 529C shares.

See notes to financial statements.

Statement of Operations
-------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2002
-------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                      $    615,507
    Interest                                                             65,650
    Foreign taxes withheld                                               (4,263)
                                                                   ------------
      Total investment income                                      $    676,894
                                                                   ------------
  Expenses -
    Management fee                                                 $    324,711
    Trustees' compensation                                                1,726
    Shareholder servicing agent fee                                      43,293
    Distribution and service fee (Class A)                               47,504
    Distribution and service fee (Class 529A)                                 4
    Distribution and service fee (Class B)                              231,556
    Distribution and service fee (Class 529B)                                 9
    Distribution and service fee (Class C)                               60,566
    Distribution and service fee (Class 529C)                                 9
    Program manager fee (Class 529A)                                          3
    Program manager fee (Class 529B)                                          2
    Program manager fee (Class 529C)                                          2
    Administrative fee                                                    4,302
    Registration fees                                                   114,024
    Printing                                                             52,775
    Custodian fee                                                        21,408
    Auditing fees                                                        14,500
    Postage                                                               9,440
    Legal fees                                                            6,483
    Miscellaneous                                                        36,895
                                                                   ------------
      Total expenses                                               $    969,212
    Fees paid indirectly                                                 (1,470)
    Reduction of expenses by investment adviser                        (195,131)
                                                                   ------------
      Net expenses                                                 $    772,611
                                                                   ------------
        Net investment loss                                        $    (95,717)
                                                                   ------------
Realized and unrealized loss on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                        $ (5,695,005)
    Foreign currency transactions                                          (991)
                                                                   ------------
        Net realized loss on investments and foreign
          currency transactions                                    $ (5,695,996)
                                                                   ------------
  Change in unrealized depreciation -
    Investments                                                    $(15,921,435)
    Translation of assets and liabilities in foreign currencies             (39)
                                                                   ------------
        Net unrealized loss on investments and foreign currency
          translation                                              $(15,921,474)
                                                                   ------------
          Net realized and unrealized loss on investments and
            foreign currency                                       $(21,617,470)
                                                                   ------------
            Decrease in net assets from operations                 $(21,713,187)
                                                                   ============

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                 PERIOD ENDED
                                                            SEPTEMBER 30, 2002          SEPTEMBER 30, 2001*
-----------------------------------------------------------------------------------------------------------
Increase in net assets:
From operations -
  Net investment income (loss)                                      $   (95,717)                    $    506
  Net realized gain (loss) on investments and foreign currency
    transactions                                                     (5,695,996)                       2,085
  Net unrealized loss on investments and foreign currency
    translation                                                     (15,921,474)                     (40,538)
                                                                    -----------                     --------
      Decrease in net assets from operations                        $(21,713,187)                   $(37,947)
                                                                    -----------                     --------
Distributions declared to shareholders -
  From net investment income (Class A)                              $      (496)                    $   --
  From net investment income (Class I)                                       (1)                        --
  From net realized gain on investments and foreign currency
    transactions (Class A)                                                 (826)                        --
  From net realized gain on investments and foreign currency
    transactions (Class B)                                                 (996)
  From net realized gain on investments and foreign currency
    transactions (Class C)                                                 (368)                        --
  From net realized gain on investments and foreign currency
    transactions (Class I)                                                   (1)                        --
                                                                    -----------                     --------
    Total distributions declared to shareholders                    $    (2,688)                    $   --
                                                                    -----------                     --------
Net increase in net assets from fund share transactions             $107,875,545                    $300,000
                                                                    -----------                     --------
      Total increase in net assets                                  $86,159,670                     $262,053
Net assets:
  At beginning of period                                            $   262,053                     $   --
                                                                    -----------                     --------
  At end of period (including accumulated net investment loss of
    $160 and accumulated undistributed net investment income of
    $495, respectively)                                             $86,421,723                     $262,053
                                                                    ===========                     ========

* From the period from the commencement of the fund's investment operations, August 31, 2001, through
  September 30, 2001.

See notes to financial statements.

Financial Highlights
----------------------------------------------------------------------------
                                            YEAR ENDED          PERIOD ENDED
                                    SEPTEMBER 30, 2002   SEPTEMBER 30, 2001*
----------------------------------------------------------------------------
                                               CLASS A
----------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period          $  8.74               $10.00
                                               -------               ------
Income from investment operations# -
  Net investment income(S)                     $  0.02               $ 0.02
  Net realized and unrealized loss on
    investments and foreign currency             (0.20)               (1.28)
                                               -------               ------
      Total from investment operations         $ (0.18)              $(1.26)
                                               -------               ------
Less distributions declared to shareholders -
  From net investment income                   $ (0.00)+++              $--
  From net realized gain on investments
    and foreign currency transactions            (0.00)+++             --
                                               -------               ------
      Total distributions declared to
        shareholders                           $ (0.00)+++              $--
                                               -------               ------
Net asset value - end of period                $  8.56               $ 8.74
                                               =======               ======
Total return(+)                                  (2.03)%             (12.60)%++
Ratios (to average net assets)/Supplemental
  data(S):
  Expenses##                                      1.37%                1.00%+
  Net investment income                           0.22%                2.24%+
Portfolio turnover                                 113%                  66%
Net assets at end of period (000 Omitted)      $26,013               $  262

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. Prior to October 1, 2001, the distributor voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:
        Net investment loss                    $ (0.02)              $(0.88)
        Ratios (to average net assets):
          Expenses##                              1.83%              120.50%+
          Net investment loss                    (0.24)%             (117.26)%+
  * For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2001.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

----------------------------------------------------------------------------
                                                                PERIOD ENDED
                                                         SEPTEMBER 30, 2002*
----------------------------------------------------------------------------
                                                                  CLASS 529A
----------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                $  9.25
                                                                     -------
Income from investment operations# -
  Net investment income(S)                                           $  0.01
  Net realized and unrealized loss on investments and
    foreign currency                                                   (0.71)
                                                                     -------
      Total from investment operations                               $ (0.70)
                                                                     -------
Net asset value - end of period                                      $  8.55
                                                                     =======
Total return                                                           (7.47)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            1.62%+
  Net investment income                                                 0.50%+
Portfolio turnover                                                       113%
Net assets at end of period (000 Omitted)                            $     7

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and ratios would have been:
        Net investment income                                        $  0.00+++
        Ratios (to average net assets):
          Expenses##                                                    2.08%+
          Net investment income                                         0.04%+
  * For the period from the inception of the Class 529A shares, July 31, 2002, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

----------------------------------------------------------------------------
                                                                PERIOD ENDED
                                                         SEPTEMBER 30, 2002*
----------------------------------------------------------------------------
                                                                     CLASS B
----------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                $  9.24
                                                                     -------
Income from investment operations# -
  Net investment loss(S)                                             $ (0.04)
  Net realized and unrealized loss on investments and foreign
    currency                                                           (0.67)
                                                                     -------
      Total from investment operations                               $ (0.71)
                                                                     -------
Less distributions declared to shareholders -
  From net realized gain on investments and foreign currency
    transactions                                                     $ (0.00)+++
                                                                     -------
      Total distributions declared to shareholders                   $ (0.00)+++
                                                                     -------
Net asset value - end of period                                      $  8.53
                                                                     =======
Total return                                                           (7.67)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            2.02%+
  Net investment loss                                                  (0.44)%+
Portfolio turnover                                                       113%
Net assets at end of period (000 Omitted)                            $44,390

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:
        Net investment loss                                          $ (0.09)
        Ratios (to average net assets):
          Expenses##                                                    2.48%+
          Net investment loss                                          (0.90)%+
  * For the period from the inception of the Class B shares, November 1, 2001, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

----------------------------------------------------------------------------
                                                                PERIOD ENDED
                                                         SEPTEMBER 30, 2002*
----------------------------------------------------------------------------
                                                                  CLASS 529B
----------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                $  9.22
                                                                     -------
Income from investment operations# -
  Net investment loss(S)                                             $ (0.00)+++
  Net realized and unrealized loss on investments and
    foreign currency                                                   (0.70)
                                                                     -------
      Total from investment operations                               $ (0.70)
                                                                     -------
Net asset value - end of period                                      $  8.52
                                                                     =======
Total return                                                           (7.49)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            2.27%+
  Net investment loss                                                  (0.20)+
Portfolio turnover                                                       113%
Net assets at end of period (000 Omitted)                            $     5

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:
        Net investment loss                                          $ (0.01)
        Ratios (to average net assets):
          Expenses##                                                    2.73%+
          Net investment loss                                          (0.66)%+
  * For the period from the inception of the Class 529B shares, July 31, 2002, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

----------------------------------------------------------------------------
                                                                PERIOD ENDED
                                                         SEPTEMBER 30, 2002*
----------------------------------------------------------------------------
                                                                     CLASS C
----------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                $  9.24
                                                                     -------
Income from investment operations# -
  Net investment loss(S)                                             $ (0.04)
  Net realized and unrealized loss on investments and
    foreign currency                                                   (0.67)
                                                                     -------
      Total from investment operations                               $ (0.71)
                                                                     -------
Less distributions declared to shareholders -
  From net realized gain on investments and foreign currency
    transactions                                                     $ (0.00)+++
                                                                     -------
      Total distributions declared to shareholders                   $ (0.00)+++
                                                                     -------
Net asset value - end of period                                      $  8.53
                                                                     =======
Total return                                                           (7.67)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            2.02%+
  Net investment loss                                                  (0.46)%+
Portfolio turnover                                                       113%
Net assets at end of period (000 Omitted)                            $11,348

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:
        Net investment loss                                          $ (0.09)
        Ratios (to average net assets):
          Expenses##                                                    2.48%+
          Net investment loss                                          (0.92)%+
  * For the period from the inception of the Class C shares, November 1, 2001, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

----------------------------------------------------------------------------
                                                                PERIOD ENDED
                                                         SEPTEMBER 30, 2002*
----------------------------------------------------------------------------
                                                                  CLASS 529C
----------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                $  9.23
                                                                     -------
Income from investment operations# -
  Net investment loss(S)                                             $ (0.00)+++
  Net realized and unrealized loss on investments and
    foreign currency                                                   (0.71)
                                                                     -------
      Total from investment operations                               $ (0.71)
                                                                     -------
Net asset value - end of period                                      $  8.52
                                                                     =======
Total return                                                           (7.59)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            2.27%+
  Net investment loss                                                  (0.20)+
Portfolio turnover                                                       113%
Net assets at end of period (000 Omitted)                            $     5

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:
        Net investment loss                                          $ (0.01)
        Ratios (to average net assets):
          Expenses##                                                    2.73%+
          Net investment loss                                          (0.66)%+
  * For the period from the inception of the Class 529C shares, July 31, 2002, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

----------------------------------------------------------------------------
                                                                PERIOD ENDED
                                                         SEPTEMBER 30, 2002*
----------------------------------------------------------------------------
                                                                     CLASS I
----------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                $  9.24
                                                                     -------
Income from investment operations# -
  Net investment income(S)                                           $  0.06
  Net realized and unrealized loss on investments and
    foreign currency                                                   (0.71)
                                                                     -------
      Total from investment operations                               $ (0.65)
                                                                     -------
Less distributions declared to shareholders -
  From net investment income                                         $ (0.00)+++
  From net realized gain on investments and foreign
    currency transactions                                              (0.00)+++
                                                                     -------
      Total distributions declared to shareholders                   $ (0.00)+++
                                                                     -------
Net asset value - end of period                                      $  8.59
                                                                     =======
Total return                                                           (6.89)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            1.02%+
  Net investment income                                                 0.99%+
Portfolio turnover                                                       113%
Net assets at end of period (000 Omitted)                            $ 4,655

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and ratios would have been:
        Net investment income                                        $  0.03
        Ratios (to average net assets):
          Expenses##                                                    1.48%+
          Net investment income                                         0.53%+
  * For the period from the inception of the Class I shares, November 1, 2001, through September 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the year ended September 30, 2002 was as follows:

                                      SEPTEMBER 30, 2002     SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income                                 $2,688                $  --
  Long-term capital gain                            --                     --
                                                  ------                -------
  Tax return of capital                             --                     --
                                                  ------                -------
Total distributions declared                      $2,688                $  --
                                                  ======                =======

During the year ended September 30, 2002, accumulated net investment loss decreased by $95,559, accumulated net realized loss on investments and foreign currency transactions decreased by $1,609, and paid-in capital decreased by $97,168 due to differences between book and tax accounting for currency transactions, real estate investment trusts, and net operating losses.

As of September 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                         $    --
      Undistributed long-term capital gain                       --
      Capital loss carryforward                                   (6,460)
      Unrealized loss                                        (17,342,684)
      Other temporary differences                             (4,307,510)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on September 30, 2010 ($6,460).

Multiple Classes of Shares of Beneficial Interest - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At September 30, 2002, aggregate unreimbursed expenses amounted to $222,078.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees, which had no impact on the expenses of the fund.

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

            First $2 billion                              0.0175%
            Next $2.5 billion                             0.0130%
            Next $2.5 billion                             0.0005%
            In excess of $7 billion                       0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $43,308 for the year ended September 30, 2002, as its portion of the sales charge on sales of Class A shares of the fund. MFD did not receive any sales charges on sales of Class 529A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class 529A, Class B, Class 529B, Class C and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A     CLASS 529A        CLASS B     CLASS 529B        CLASS C     CLASS 529C
------------------------------------------------------------------------------------------------------------------------
Distribution Fee                        0.10%          0.25%          0.75%          0.75%          0.75%          0.75%
Service Fee                             0.25%          0.25%          0.25%          0.25%          0.25%          0.25%
                                        -----          -----          -----          -----          -----          -----
Total Distribution Plan                 0.35%          0.50%          1.00%          1.00%          1.00%          1.00%
                                        =====          =====          =====          =====          =====          =====

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
September 30, 2002, amounted to:

                                      CLASS A     CLASS 529A        CLASS B     CLASS 529B        CLASS C     CLASS 529C
------------------------------------------------------------------------------------------------------------------------
Service Fee Retained by MFD            $2,074             $2            $50       $   --             $152       $   --

Fees incurred under the distribution plan during the year ended September 30, 2002, were as follows:

                                      CLASS A     CLASS 529A        CLASS B     CLASS 529B        CLASS C     CLASS 529C
------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                 0.35%          0.35%          1.00%          1.00%          1.00%          1.00%

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended September
30, 2002, were as follows:

                                      CLASS A        CLASS B     CLASS 529B        CLASS C     CLASS 529C
---------------------------------------------------------------------------------------------------------
Contingent Deferred Sales
  Charges Imposed                    $   --          $33,119       $   --             $331       $   --

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $155,129,758 and $47,883,855, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $104,310,910
                                                                  ------------
Gross unrealized depreciation                                     $(18,458,755)
Gross unrealized appreciation                                        1,115,280
                                                                  ------------
    Net unrealized depreciation                                   $(17,343,475)
                                                                  ============

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                                                                           YEAR ENDED                PERIOD ENDED
                                                                   SEPTEMBER 30, 2002          SEPTEMBER 30, 2001*
                                                         ----------------------------   -------------------------
                                                             SHARES            AMOUNT       SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------
Shares sold                                              3,975,526        $41,434,909       30,000       $300,000
Shares issued to shareholders in reinvestment of
  distributions                                                122              1,246         --             --
Shares reacquired                                         (966,419)        (9,293,790)        --             --
                                                        ----------        -----------    ---------       --------
    Net increase                                         3,009,229        $32,142,365       30,000       $300,000
                                                        ==========        ===========    =========       ========

Class 529A shares
                                                                          PERIOD ENDED
                                                                 SEPTEMBER 30, 2002***
                                                         -----------------------------
                                                             SHARES            AMOUNT
-------------------------------------------------------------------------------------
Shares sold                                                    812            $7,575
Shares issued to shareholders in reinvestment of
  distributions                                                --                --
Shares reacquired                                              --                --
                                                         ---------       -----------
    Net increase                                               812            $7,575
                                                         =========       ===========

Class B shares
                                                                          PERIOD ENDED
                                                                  SEPTEMBER 30, 2002**
                                                      -------------------------------
                                                             SHARES            AMOUNT
-------------------------------------------------------------------------------------
Shares sold                                              6,936,034       $72,575,702
Shares issued to shareholders in reinvestment of
  distributions                                                 80               817
Shares reacquired                                       (1,729,485)      (16,319,351)
                                                         ---------       -----------
    Net increase                                         5,206,629       $56,257,168
                                                         =========       ===========

Class 529B shares
                                                                          PERIOD ENDED
                                                                 SEPTEMBER 30, 2002***
                                                      -------------------------------
                                                             SHARES            AMOUNT
-------------------------------------------------------------------------------------
Shares sold                                                    585            $5,396
Shares issued to shareholders in reinvestment of
  distributions                                                --                --
Shares reacquired                                              --                --
                                                         ---------       -----------
    Net increase                                               585            $5,396
                                                         =========       ===========

Class C shares
                                                                          PERIOD ENDED
                                                                  SEPTEMBER 30, 2002**
                                                      -------------------------------
                                                             SHARES            AMOUNT
-------------------------------------------------------------------------------------
Shares sold                                              1,813,190       $19,164,079
Shares issued to shareholders in reinvestment of
  distributions                                                180             1,703
Shares reacquired                                         (482,868)       (4,695,860)
                                                         ---------       -----------
    Net increase                                         1,330,502       $14,469,922
                                                         =========       ===========

Class 529C shares
                                                                          PERIOD ENDED
                                                                 SEPTEMBER 30, 2002***
                                                      -------------------------------
                                                             SHARES            AMOUNT
-------------------------------------------------------------------------------------
Shares sold                                                    569       $      5,305
Shares issued to shareholders in reinvestment of
  distributions                                                --                --
Shares reacquired                                               (5)             (101)
                                                         ---------       -----------
    Net increase                                               564       $     5,204
                                                         =========       ===========

Class I shares
                                                                          PERIOD ENDED
                                                                  SEPTEMBER 30, 2002**
                                                      -------------------------------
                                                             SHARES            AMOUNT
-------------------------------------------------------------------------------------
Shares sold                                                555,046       $ 5,111,197
Shares issued to shareholders in reinvestment of
  distributions                                                  0+                2
Shares reacquired                                          (13,405)         (123,284)
                                                         ---------       -----------
    Net increase                                           541,641       $ 4,987,915
                                                         =========       ===========

  * For the period from the commencement of the fund's investment operations, August 31, 2001, through
    September 30, 2001.

 ** For the period from the inception of Class B, C, and I shares, November 1, 2001, through
    September 30, 2002.

*** For the period from the inception of Class 529A, 529B, and 529C shares, July 31, 2002, through
    September 30, 2002.

  + Number of shares was less than zero.

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $315 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of MFS Series Trust XI and Shareholders of MFS Mid Cap Value
Fund:

We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Value Fund (the Fund), including the portfolio of investments, as of September 30, 2002, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Mid Cap Value Fund as of September 30, 2002, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP
Boston, Massachusetts
November 8, 2002

-------------------------------------------------------------------------------
   FEDERAL TAX INFORMATION (Unaudited)
-------------------------------------------------------------------------------

   IN JANUARY 2003, SHAREHOLDERS WILL BE MAILED A FORM 1099-DIV REPORTING THE FEDERAL TAX STATUS OF ALL DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 2002.

   THE FUND HAS THE OPTION TO USE EQUALIZATION, WHICH IS A TAX BASIS
   DIVIDENDS PAID DEDUCTION FROM EARNINGS AND PROFITS DISTRIBUTED TO SHAREHOLDERS UPON REDEMPTION OF SHARES.
-------------------------------------------------------------------------------

MFS(R) MID CAP VALUE FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              ABBY M. O'NEILL (born 04/27/28) Trustee
Chairman                                                 Private investor; Rockefeller Financial Services,
Massachusetts Financial Services Company, Chairman       Inc. (investment advisers), Chairman and Chief
                                                         Executive Officer
JOHN W. BALLEN* (born 09/12/59) Trustee and
President                                                LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company, Chief          Hemenway & Barnes (attorneys), Partner
Executive Officer and Director
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
KEVIN J. PARKE* (born 12/14/59) Trustee                  Private investor; Harvard University Graduate
Massachusetts Financial Services Company, Chief          School of Business Administration, Class of 1961,
Investment Officer, President and Director               Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           investment trust), Director
Brigham and Women's Hospital, Chief of Cardiac
Surgery; Harvard Medical School, Professor of            J. DALE SHERRATT (born 09/23/38) Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)       (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Edmund Gibbons Limited (diversified holding              Nutraceuticals (professional nutritional
company), Chief Executive Officer; Colonial              products), Chief Executive Officer (until May
Insurance Company Ltd., Director and Chairman;           2001); Paragon Trade Brands, Inc. (disposable
Bank of Butterfield, Chairman (until 1997)               consumer products), Director

WILLIAM R. GUTOW (born 09/27/41) Trustee                 ELAINE R. SMITH (born 04/25/46) Trustee
Private investor and real estate consultant;             Independent health care industry consultant
Capitol Entertainment Management Company (video
franchise), Vice Chairman                                WARD SMITH (born 09/13/30) Trustee
                                                         Private investor; Sundstrand Corporation
J. ATWOOD IVES (born 05/01/36) Trustee                   (manufacturer of highly engineered products for
Private investor; KeySpan Corporation (energy            industrial and aerospace applications), Director
related services), Director; Eastern Enterprises         (until June 1999)
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JOHN W. BALLEN (born 9/12/59) Trustee and                July 2002); Lexington Global Asset Managers, Inc.,
President                                                Executive Vice President and General Manager
Massachusetts Financial Services Company, Chief          (prior to September 2000)
Executive Officer and Director
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Massachusetts Financial Services Company, Vice
Secretary and Assistant Clerk                            President
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             JAMES O. YOST (born 06/12/60) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Vice President
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services
Company, Vice President (since August
2000);
UAM Fund Services, Senior Vice
President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames and Gutow have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Cohn, Gibbons, Ives, Perera, Poorvu, Sherratt and Smith, and Mses.
O'Neill and Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002.
Mr. Parke has served as Trustee of the Trust since January 2, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
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
INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGER                                        individuals, call toll free: 1-800-637-6576 any
Constantinos Mokast+                                     business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIANS                                               with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110                    For share prices, account balances, exchanges or
                                                         stock and bond outlooks, call toll free:
The Chase Manhattan Bank                                 1-800-MFS-TALK (1-800-637-8255) anytime from a
One Chase Manhattan Plaza                                touch-tone telephone.
New York, NY 10081
                                                         WORLD WIDE WEB
AUDITORS                                                 www.mfs.com
Ernst & Young LLP

INVESTOR INFORMATION
For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

+ MFS Investment Management
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MFS(R) MID CAP VALUE FUND                                    -------------
                                                               PRSRT STD
                                                             U.S. POSTAGE
[logo] M F S(R)                                                  PAID
INVESTMENT MANAGEMENT                                             MFS
                                                             -------------
500 Boylston Street
Boston, MA 02116-3741

(C)2002 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                             MDV-2  11/02   25M